Goodwill and Intangible Assets (Details) - Schedule of Estimated Amortization for Trademarks - Previously Reported [Member]	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets (Details) - Schedule of Estimated Amortization for Trademarks [Line Items]
2024	$ 1,086,863
2025	1,086,863
2026	938,645
2027	815,676
2028	256,284
Thereafter	341,991
Assets not placed in services	650,450
Total	$ 5,176,772